FINANCIAL INSTRUMENTS (Details) (USD $)	3 Months Ended		9 Months Ended		3 Months Ended	9 Months Ended				3 Months Ended	9 Months Ended			3 Months Ended		9 Months Ended			3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 Zinc item	Sep. 30, 2013 Zinc item	Sep. 30, 2012 Zinc	Dec. 31, 2012 Zinc item	Sep. 30, 2013 Copper item	Sep. 30, 2012 Heating oil	Sep. 30, 2012 Heating oil	Sep. 30, 2013 Foreign exchange zero cost collar Designated as hedges	Sep. 30, 2013 Foreign exchange zero cost collar Designated as hedges 2013 expenditures	Sep. 30, 2013 Call Options Written item	Sep. 30, 2012 Call Options Written item	Sep. 30, 2013 Call Options Written item	Sep. 30, 2012 Call Options Written item	Sep. 30, 2013 Expected 2013 diesel fuel exposure Designated as hedges Heating oil gal	Sep. 30, 2013 Foreign exchange, heating oil and other derivative financial instruments	Sep. 30, 2012 Foreign exchange, heating oil and other derivative financial instruments	Sep. 30, 2013 Foreign exchange, heating oil and other derivative financial instruments	Sep. 30, 2012 Foreign exchange, heating oil and other derivative financial instruments	Sep. 30, 2013 Foreign exchange derivative	Sep. 30, 2012 Foreign exchange derivative	Sep. 30, 2013 Foreign exchange derivative	Sep. 30, 2012 Foreign exchange derivative	Sep. 30, 2013 Heating oil derivative	Sep. 30, 2012 Heating oil derivative	Sep. 30, 2013 Heating oil derivative	Sep. 30, 2012 Heating oil derivative	Sep. 30, 2012 Other derivative	Sep. 30, 2012 Other derivative	Sep. 30, 2013 Equity derivative	Sep. 30, 2013 Equity derivative
Financial instruments
Net premium payable to counterparty
Amount of expenditures hedged													60,000,000
Number of derivative instruments outstanding					0	0		0	0					0	0	0	0
Notional amount																		10,500,000
Average price (in dollars per gallon)																		2.99
Percentage of Meadowbank's expected exposure																		55.00%
Changes in AOCL balances recorded in the interim consolidated financial statements pertaining to derivative financial instruments
Accumulated other comprehensive (loss) income, beginning of period			(27,311,000)																(2,091,000)	(2,653,000)	(260,000)	(4,404,000)
Other comprehensive income (loss)																							1,260,000	5,897,000	(505,000)	7,979,000	439,000	89,000	353,000	135,000	(3,000)	(397,000)
Reclassification to the interim unaudited consolidated statements of income																			(209,000)	(1,245,000)	(189,000)	(1,228,000)
Accumulated other comprehensive (loss) income, end of period	(8,109,000)		(8,109,000)																(601,000)	2,085,000	(601,000)	2,085,000
(Gain) loss on derivative financial instruments
Premiums realized on written foreign exchange call option														1,074,000	227,000	2,547,000	1,254,000
Mark-to-market gain																																	2,270,000	1,843,000
Realized gain on zinc derivative financial instruments					60,000	60,000	476,000
Gain (loss) on heating oil derivative financial instruments and other										1,447,000	(3,482,000)
Gain (loss) on derivative financial instruments	$ 3,404,000	$ 1,674,000	$ 4,450,000	$ (1,752,000)